Segment reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net real estate sales	$ 892,825,892	$ 874,926,633	$ 898,048,522
Real estate lease income	4,936,186	5,989,766	3,253,768
Other revenue	21,985,595	16,821,657	13,496,262
Total revenue	919,747,673	897,738,056	914,798,552
Cost of real estate sales	(650,573,170)	(590,935,635)	(611,570,163)
Cost of real estate lease income	(3,173,215)	(1,596,231)	(1,542,912)
Other costs	(23,835,732)	(6,208,324)	(21,650,195)
Total costs of revenue	(677,582,117)	(598,740,190)	(634,763,270)
Gross profit	242,165,556	298,997,866	280,035,282
Operating expenses	(145,116,061)	(85,222,487)	(56,771,422)
Operating income	97,049,495	213,775,379	223,263,860
Interest income	14,577,322	11,681,487	9,018,626
Interest expense	(28,200,767)	(16,862,532)	0
Net realized gain on short-term investments	3,128,014	0	0
Share of income (loss) in an equity investee	(1,691,897)	(117,188)	0
Loss on extinguishment of debt	(9,848,931)	0	0
Exchange gains	706,108	0	0
Unrealized gain on short-term investments	122,033	0	0
Other operating income/expense	3,212,606	1,538,968	0
Income from operations before income taxes	79,053,983	210,016,114	232,282,486
Income tax benefit /(expense)	(30,557,618)	(83,659,850)	(74,174,627)
Net income	48,496,365	126,356,264	158,107,859
Depreciation and amortization	6,998,122	3,137,122	2,513,268
Capital expenditure	18,695,933	100,099,135	375,256
Equity investment	0	5,967,905	0
Real estate properties held for sale	1,185,217	5,524,041	11,191,200
Real estate properties development completed	12,308,999	21,260,288	3,158,358
Real estate properties under development (current)	1,714,575,052	932,518,706	722,819,462
Real estate properties held for lease	69,223,748	60,410,181	23,203,826
Total long-lived assets	161,067,575	137,571,642	40,037,902
Total assets	3,231,526,234	2,382,099,592	1,566,380,606
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	310,236,873	378,087,120	409,866,785
Real estate lease income	2,991,909	2,098,415	1,776,271
Other revenue	110,500	242,368	835,807
Total revenue	313,339,282	380,427,903	412,478,863
Cost of real estate sales	(210,789,926)	(225,443,661)	(255,731,299)
Cost of real estate lease income	(2,574,534)	(1,602,225)	(772,434)
Other costs	(1,804,955)	3,553,561	(5,209,999)
Total costs of revenue	(215,169,415)	(223,492,325)	(261,713,732)
Gross profit	98,169,867	156,935,578	150,765,131
Operating expenses	(58,981,130)	(39,956,831)	(25,485,569)
Operating income	39,188,737	116,978,747	125,279,562
Interest income	10,797,806	9,121,573	7,435,582
Interest expense	(471,635)	(778,032)
Net realized gain on short-term investments	3,128,014
Share of income (loss) in an equity investee	(1,691,897)	(117,188)
Loss on extinguishment of debt	0
Exchange gains	706,108
Unrealized gain on short-term investments	120,146
Other operating income/expense	0	0
Income from operations before income taxes	51,777,279	125,205,100	132,715,144
Income tax benefit /(expense)	1,897,892	(46,673,642)	(38,363,911)
Net income	53,675,171	78,531,458	94,351,233
Depreciation and amortization	5,056,099	1,903,564	912,925
Capital expenditure	6,317,246	6,672,173	293,152
Equity investment		5,967,905
Real estate properties held for sale	0	0	0
Real estate properties development completed	10,174,728	665,410	164,777
Real estate properties under development (current)	122,442,706	190,143,709	200,523,505
Real estate properties held for lease	45,892,107	48,011,607	7,559,206
Total long-lived assets	91,997,422	106,014,797	20,685,992
Total assets	868,110,770	928,034,862	738,660,051
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	192,437,765	290,511,011	139,120,620
Real estate lease income	218,320	196,596	118,666
Other revenue	110,166	84,040	123,393
Total revenue	192,766,251	290,791,647	139,362,679
Cost of real estate sales	(146,862,778)	(220,570,567)	(112,010,770)
Cost of real estate lease income	29,388	(129,059)	(104,900)
Other costs	(1,303,518)	(512)	(9,713)
Total costs of revenue	(148,136,908)	(220,700,138)	(112,125,383)
Gross profit	44,629,343	70,091,509	27,237,296
Operating expenses	(8,891,116)	(6,925,944)	(4,401,606)
Operating income	35,738,227	63,165,565	22,835,690
Interest income	903,353	749,616	589,441
Interest expense	0	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	3,212,606	0
Income from operations before income taxes	39,854,186	63,915,181	23,425,131
Income tax benefit /(expense)	(9,997,111)	(13,936,301)	(5,566,143)
Net income	29,857,075	49,978,880	17,858,988
Depreciation and amortization	255,701	147,053	125,461
Capital expenditure	187,745	184,084	15,492
Equity investment		0
Real estate properties held for sale	0	0	0
Real estate properties development completed	778,376	555,797	972,064
Real estate properties under development (current)	230,512,631	37,201,975	162,469,632
Real estate properties held for lease	5,053,480	3,602,956	1,706,272
Total long-lived assets	7,323,161	4,694,369	1,877,073
Total assets	501,351,668	314,799,152	272,876,033
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	175,960,358	186,224,891	255,431,799
Real estate lease income	651	576,457	12,990
Other revenue	57,357	479,202	150,424
Total revenue	176,018,366	187,280,550	255,595,213
Cost of real estate sales	(138,838,903)	(135,087,692)	(176,713,055)
Cost of real estate lease income	(575,529)	(323,012)	(614,454)
Other costs	(391,538)	3,359,189	(4,670,571)
Total costs of revenue	(139,805,970)	(132,051,515)	(181,998,080)
Gross profit	36,212,396	55,229,035	73,597,133
Operating expenses	(12,928,183)	(11,766,051)	(10,056,381)
Operating income	23,284,213	43,462,984	63,540,752
Interest income	471,254	216,008	369,546
Interest expense	0	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0
Unrealized gain on short-term investments	0
Other operating income/expense	0	0
Income from operations before income taxes	23,755,467	43,678,992	63,910,298
Income tax benefit /(expense)	(3,452,056)	(16,640,499)	(22,921,285)
Net income	20,303,411	27,038,493	40,989,013
Depreciation and amortization	684,087	548,699	719,846
Capital expenditure	175,551	91,784,366	6,942
Equity investment		0
Real estate properties held for sale	0	0	0
Real estate properties development completed	1,069,768	19,244,890	587,535
Real estate properties under development (current)	476,026,887	441,295,792	131,597,689
Real estate properties held for lease	17,464,831	7,712,857	12,351,171
Total long-lived assets	23,139,244	12,200,324	12,645,923
Total assets	642,378,579	482,414,252	306,297,716
Anhui [Member]
Segment Reporting Information [Line Items]
Net real estate sales		0	52,228
Real estate lease income		0	0
Other revenue		0	0
Total revenue		0	52,228
Cost of real estate sales		0	0
Cost of real estate lease income		0	(51,124)
Other costs		0	(44)
Total costs of revenue		0	(51,168)
Gross profit		0	1,060
Operating expenses		(12,908)	(10,856)
Operating income		(12,908)	(9,796)
Interest income		129	373
Interest expense		0
Share of income (loss) in an equity investee		0
Other operating income/expense		0
Income from operations before income taxes		(12,779)	(9,423)
Income tax benefit /(expense)		(40,107)	(57,467)
Net income		(52,886)	(66,890)
Depreciation and amortization		52,166	52,009
Capital expenditure		0	0
Equity investment		0
Real estate properties held for sale		0	0
Real estate properties development completed		287,165	278,549
Real estate properties under development (current)		0	0
Real estate properties held for lease		846,903	872,834
Total long-lived assets		847,318	873,314
Total assets		9,494,401	9,831,898
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	9,912,254	13,489,121	85,372,969
Real estate lease income	0	0	0
Other revenue	29,585	183,026	459,455
Total revenue	9,941,839	13,672,147	85,832,424
Cost of real estate sales	(9,125,435)	(3,107,736)	(61,137,449)
Cost of real estate lease income	0	0	0
Other costs	(16,975)	(56,418)	(46,410)
Total costs of revenue	(9,142,410)	(3,164,154)	(61,183,859)
Gross profit	799,429	10,507,993	24,648,565
Operating expenses	(3,229,614)	(936,011)	(2,537,960)
Operating income	(2,430,185)	9,571,982	22,110,605
Interest income	8,312	11,819	156,911
Interest expense	0	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	0	0
Income from operations before income taxes	(2,421,873)	9,583,801	22,267,516
Income tax benefit /(expense)	681,784	(2,749,642)	(5,349,292)
Net income	(1,740,089)	6,834,159	16,918,224
Depreciation and amortization	38,685	3,652	43,883
Capital expenditure	296,976	0	1,267
Equity investment		0
Real estate properties held for sale	0	0	0
Real estate properties development completed	0	507,026	1,155,433
Real estate properties under development (current)	213,243,863	0	2,044,599
Real estate properties held for lease	0	0	0
Total long-lived assets	10,904,402	1,649,862	127,070
Total assets	125,561,644	88,642,444	114,816,678
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales	188,579,891	0	0
Real estate lease income	0	0	0
Other revenue	11,717	0	0
Total revenue	188,591,608	0	0
Cost of real estate sales	(133,519,235)	0	0
Cost of real estate lease income	0	0	0
Other costs	(364,326)	0	0
Total costs of revenue	(133,883,561)	0	0
Gross profit	54,708,047	0	0
Operating expenses	(27,689,927)	(6,670,853)	(2,133,432)
Operating income	27,018,120	(6,670,853)	(2,133,432)
Interest income	375,674	736,400	418,608
Interest expense	0	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	1,887
Other operating income/expense	0	1,538,968
Income from operations before income taxes	27,395,681	(4,395,485)	(1,714,824)
Income tax benefit /(expense)	(18,646,689)	1,212,316	(133,390)
Net income	8,748,992	(3,183,169)	(1,848,214)
Depreciation and amortization	446,531	311,673	202,340
Capital expenditure	57,767	936,906	1,803
Equity investment		0
Real estate properties held for sale	0	0	0
Real estate properties development completed	0	0	0
Real estate properties under development (current)	124,555,677	198,205,122	170,596,964
Real estate properties held for lease	0	0	0
Total long-lived assets	3,896,449	1,664,134	1,012,336
Total assets	427,431,672	184,288,291	23,168,302
Hainan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	6,526,065
Real estate lease income	0
Other revenue	391
Total revenue	6,526,456
Cost of real estate sales	(4,137,467)
Cost of real estate lease income	0
Other costs	(17)
Total costs of revenue	(4,137,484)
Gross profit	2,388,972
Operating expenses	(3,855,809)
Operating income	(1,466,837)
Interest income	4,974
Interest expense	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	0
Income from operations before income taxes	(1,461,863)
Income tax benefit /(expense)	(737,457)
Net income	(2,199,320)
Depreciation and amortization	95,456
Capital expenditure	698,842
Real estate properties held for sale	0
Real estate properties development completed	0
Real estate properties under development (current)	80,188,420
Real estate properties held for lease	0
Total long-lived assets	690,086
Total assets	52,944,306
Hunan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	4,109,978
Real estate lease income	0
Other revenue	244
Total revenue	4,110,222
Cost of real estate sales	(3,632,997)
Cost of real estate lease income	0
Other costs	(32,560)
Total costs of revenue	(3,665,557)
Gross profit	444,665
Operating expenses	(3,234,163)
Operating income	(2,789,498)
Interest income	16,913
Interest expense	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	0
Income from operations before income taxes	(2,772,585)
Income tax benefit /(expense)	(543,422)
Net income	(3,316,007)
Depreciation and amortization	24,944
Capital expenditure	242,276
Real estate properties held for sale	0
Real estate properties development completed	0
Real estate properties under development (current)	145,738,966
Real estate properties held for lease	0
Total long-lived assets	528,484
Total assets	99,029,288
Shanghai [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0
Real estate lease income	0
Other revenue	0
Total revenue	0
Cost of real estate sales	0
Cost of real estate lease income	0
Other costs	0
Total costs of revenue	0
Gross profit	0
Operating expenses	(2,353,439)
Operating income	(2,353,439)
Interest income	9,647
Interest expense	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	0
Income from operations before income taxes	(2,343,792)
Income tax benefit /(expense)	(505,771)
Net income	(2,849,563)
Depreciation and amortization	35,727
Capital expenditure	371,198
Real estate properties held for sale	0
Real estate properties development completed	0
Real estate properties under development (current)	192,275,659
Real estate properties held for lease	0
Total long-lived assets	761,721
Total assets	197,356,138
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	4,921,331	6,614,490	8,204,121
Real estate lease income	0	0	0
Other revenue	0	15,520	0
Total revenue	4,921,331	6,630,010	8,204,121
Cost of real estate sales	(4,643,722)	(6,002,345)	(6,158,800)
Cost of real estate lease income	0	0	0
Other costs	0	(550)	(475,005)
Total costs of revenue	(4,643,722)	(6,002,895)	(6,633,805)
Gross profit	277,609	627,115	1,570,316
Operating expenses	(5,783,635)	(1,359,841)	(852,184)
Operating income	(5,506,026)	(732,726)	718,132
Interest income	0	3,098	3,643
Interest expense	0	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	0	0
Income from operations before income taxes	(5,506,026)	(729,628)	721,775
Income tax benefit /(expense)	2,243,056	(44,335)	(257,547)
Net income	(3,262,970)	(773,963)	464,228
Depreciation and amortization	147,349	174	0
Capital expenditure	10,130,497	116,597	0
Equity investment		0
Real estate properties held for sale	1,185,217	5,524,041	11,191,200
Real estate properties development completed	0	0	0
Real estate properties under development (current)	119,947,878	65,672,108	55,587,073
Real estate properties held for lease	0	0	0
Total long-lived assets	11,488,178	113,296	0
Total assets	36,990,997	6,530,771	30,147,475
Others [Member]
Segment Reporting Information [Line Items]
Net real estate sales	141,377	0	0
Real estate lease income	1,725,306	3,118,298	1,345,841
Other revenue	21,665,635	15,817,501	11,927,183
Total revenue	23,532,318	18,935,799	13,273,024
Cost of real estate sales	977,293	(723,634)	181,210
Cost of real estate lease income	(52,540)	458,065	0
Other costs	(19,921,843)	(13,063,594)	(11,238,453)
Total costs of revenue	(18,997,090)	(13,329,163)	(11,057,243)
Gross profit	4,535,228	5,606,636	2,215,781
Operating expenses	(18,169,045)	(17,594,048)	(11,293,434)
Operating income	(13,633,817)	(11,987,412)	(9,077,653)
Interest income	1,989,389	842,844	44,522
Interest expense	(27,729,132)	(16,084,500)
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	(9,848,931)
Exchange gains	0
Unrealized gain on short-term investments	0
Other operating income/expense	0	0
Income from operations before income taxes	(49,222,491)	(27,229,068)	(9,033,131)
Income tax benefit /(expense)	(1,497,844)	(4,787,640)	(1,525,592)
Net income	(50,720,335)	(32,016,708)	(10,558,723)
Depreciation and amortization	213,543	170,141	456,804
Capital expenditure	217,835	405,009	56,600
Equity investment		0
Real estate properties held for sale	0	0	0
Real estate properties development completed	286,127	0	0
Real estate properties under development (current)	9,642,365	0	0
Real estate properties held for lease	813,330	235,858	714,343
Total long-lived assets	10,338,428	10,387,542	2,816,194
Total assets	$ 280,371,172	$ 367,895,419	$ 70,582,453